                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5845


                           Van Kampen Senior Loan Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   7/31

Date of reporting period:   1/31/04

Item 1. Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Senior Loan Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of January 31, 2004.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

                                                   B SHARES            C SHARES
                                               since 10/04/1989    since 06/13/2003
-----------------------------------------------------------------------------------
AVERAGE ANNUAL                                    W/O SALES           W/O SALES
TOTAL RETURNS                                      CHARGES             CHARGES

Since Inception                                      5.99%              16.43%

10-year                                              5.09                  --

5-year                                               3.28                  --

1-year                                              17.62                  --

6-month                                              8.03                7.83
-----------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate and fund shares, when tendered, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return assumes reinvestment of all dividends and capital gains and excludes payment of maximum early withdrawal charge. An early withdrawal charge for Class B shares of 3.00% will be imposed on most shares accepted by the fund for repurchase within the first year after purchase and declining thereafter to 0.00% after the fifth year. An early withdrawal charge for Class C shares of 1.00% will be imposed on most shares accepted by the fund for repurchase, which have been held for less than one year.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2004

Van Kampen Senior Loan Fund is managed by the adviser's Senior Loans team, led by Howard Tiffen, Managing Director.(1)

MARKET OVERVIEW

The six months ended January 31, 2004 were highly favorable for the senior-loan market. Corporations continued to exhibit strong financial performance, with marked improvement in balance sheets across most industries. In spite of limited top-line revenue growth, companies were generally able to reap the benefits of rising productivity, lower operating costs and low interest rates to boost profitability. Market leaders were typically those companies that had proactively restructured their businesses to thrive in an era of lower prices and greater global competition.

These positive financial results formed the backdrop for a period of strong performance in both the senior-loan market and its sibling, the high-yield market. Yield spreads contracted over much of the period, which enabled many companies to access the senior-loan market at the best terms since 1999. The market was further boosted by an increase in demand, much of which came from institutional investors drawn to the attractive yields and improving credit quality. This was especially evident in the last two months of the period, when investors began accepting issuance from companies with slightly higher debt ratios than had previously been the case. The surge of interest in the asset class led to the easy absorption of the healthy supply of new issuance during the period.

PERFORMANCE ANALYSIS

The fund returned 8.03 percent for the six months ended January 31, 2004. This return is for Class B shares, assumes the reinvestment of all distributions, but does not reflect the deduction of any applicable early withdrawal charges. If these charges were included, performance would be lower. Past performance is no guarantee of future results. See Performance Summary for additional information.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2004

-----------------------------------
CLASS B           CLASS C

8.03%              7.83%
-----------------------------------

The performance for the two share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results.

(1)Team members may change without notice at any time.

We remained focused on maintaining a high level of diversification in the fund's portfolio during the period in order to minimize the risk of over-concentration in any one sector or security. While we follow a bottom-up security-selection process and generally do not practice sector rotation, we did move to limit the portfolio's exposure to certain industries facing ongoing challenges. For example, we found the textile industry particularly unappealing given the growing occurrence of import substitution, and we limited the fund's holdings in this sector. We avoided the auto industry because we believe that with the industry's continuing re-structuring, weaknesses may become evident throughout the supply chain. We followed a similar path in telecommunications, where ongoing problems with overcapacity have yet to be resolved.

Through thorough fundamental research, we identified issuers in several sectors that offered what we believed to be compelling value relative to our assessment of their financial prospects. Within the cable industry, for example, prices remained depressed throughout much of the period in the wake of the Adelphia reorganization. Our analysis indicated that the market was not properly pricing the underlying strength of the cable business model. By investing in the companies' senior secured debt, we were able to capitalize on these pricing opportunities from a somewhat protected standpoint, relative to investors in traditional high-yield bonds.

The number of issuers in the portfolio that are in default (defined here as those not paying principal and/or interest as contractually obligated) has declined by approximately 18 percent since the beginning of the period. The process of working out previous defaults had left the portfolio with equity holdings in several companies. We took advantage of rising prices over the course of the period to sell several of these holdings and reinvested the proceeds into interest-bearing notes.

TOP 10 INDUSTRIES AS OF 1/31/04
Broadcasting--Cable                           7.9%
Printing & Publishing                         6.9
Healthcare                                    6.3
Chemicals, Plastics & Rubber                  5.9
Beverage, Food & Tobacco                      5.7
Hotels, Motels, Inns & Gaming                 5.6
Automotive                                    4.7
Telecommunications--Wireless                  4.7
Entertainment & Leisure                       4.4
Medical Products & Services                   4.2

Subject to change daily. All percentages are as a percentage of total assets. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                               BY THE NUMBERS

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.(1)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            VARIABLE RATE** SENIOR LOAN INTERESTS  86.9%
            AEROSPACE/DEFENSE  1.6%
 $ 3,000    Anteon International Corp.,
            Term Loan.................. Ba3       BB           12/31/10         $    3,022,500
   2,721    DeCrane Aircraft Holdings,
            Inc., Term Loan............ B3        B-           09/30/05              2,523,970
   6,010    DRS Technologies, Inc.,
            Term Loan.................. Ba3       BB-          11/04/10              6,073,793
   1,726    ILC Industries, Inc., Term
            Loan....................... NR        NR           04/11/10              1,735,047
  13,465    The Titan Corp., Term
            Loan....................... Ba3       BB-          06/30/09             13,497,014
   1,496    TransDigm, Inc., Term
            Loan....................... B1        B+           07/22/10              1,515,187
   4,238    Vought Aircraft Industries,
            Inc., Term Loan............ Ba3       B+     12/31/06 to 06/30/08        4,249,149
                                                                                --------------
                                                                                    32,616,660
                                                                                --------------
            AUTOMOTIVE  4.4%
   2,264    AMCAN Consolidate
            Technologies, Inc., Term
            Loan....................... NR        NR           03/28/07              1,935,566
   4,744    Citation Corp., Term Loan
            (k)........................ NR        B-     12/01/05 to 12/01/07        4,234,865
     995    Eagle Pitcher Industries,
            Term Loan.................. B2        B+           08/07/09              1,006,194
  29,864    Federal-Mogul Corp., Term
            Loan (a)................... NR        NR     02/04/05 to 02/24/05       29,352,231
   3,347    Federal-Mogul Corp.,
            Revolving Credit Agreement
            (a)........................ NR        NR           02/06/05              3,329,962
   5,500    Goodyear Tire & Rubber Co.,
            Term Loan.................. Ba3       BB+          03/31/06              5,548,125
  12,265    MetoKote Corp., Term Loan.. B1        B+           11/14/05             12,158,283
   2,620    Polypore, Inc., Term
            Loan....................... Ba3       BB-          12/31/07              2,645,107
  17,889    Safelite Glass Corp., Term
            Loan (b)................... NR        NR           09/30/07             17,655,079
   3,500    Tenneco Automotive, Inc.,
            Term Loan.................. B1        B            12/12/10              3,558,335

See Notes to Financial Statements                                              5

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            AUTOMOTIVE (CONTINUED)
 $ 7,522    ThermaSys Corp., Term Loan
            (d)........................ NR        NR           08/25/07         $    3,723,319
   2,783    TRW Automotive, Inc., Term
            Loan....................... Ba2       BB           02/28/11              2,831,304
   2,475    United Components, Inc.,
            Term Loan.................. B1        BB-          06/30/10              2,505,938
                                                                                --------------
                                                                                    90,484,308
                                                                                --------------
            BEVERAGE, FOOD & TOBACCO  5.7%
  23,605    Aurora Foods, Inc., Term
            Loan (a)................... NR        CC     06/30/05 to 09/30/06       24,134,128
   9,788    B & G Foods, Inc., Term
            Loan....................... B1        B+           08/31/09              9,898,083
   8,719    Birds Eye Foods, Inc., Term
            Loan....................... Ba3       B+           06/30/08              8,814,796
   4,963    Burns Philp Food, Inc.,
            Term Loan.................. B1        B+           02/26/09              5,024,531
   4,576    Commonwealth Brands, Inc.,
            Term Loan.................. NR        NR     08/28/07 to 04/15/08        4,612,159
   8,090    Doane Pet Care Co., Term
            Loan....................... B1        B-     03/31/05 to 12/29/06        8,127,587
     488    Doane Pet Care Co.,
            Revolving Credit
            Agreement.................. B1        B-           03/31/05                477,396
   4,818    Dole Food Co., Inc., Term
            Loan....................... Ba3       BB+          09/28/08              4,894,253
   4,000    DS Waters Enterprises, LP,
            Term Loan.................. B1        B+           11/07/09              4,062,500
   9,056    Hartz Mountain Corp., Term
            Loan....................... B1        NR           12/31/07              9,087,689
   8,417    Land O' Lakes, Inc., Term
            Loan....................... B1        B+           10/10/08              8,443,730
   3,845    Mafco Worldwide Corp., Term
            Loan....................... NR        NR           03/31/06              3,806,243
   6,000    Michael Foods, Inc., Term
            Loan....................... B1        B+           11/21/10              6,088,752
   3,284    New World Pasta Co., Term
            Loan....................... NR        NR           01/28/06              2,938,815
     948    New World Pasta Co.,
            Revolving Credit
            Agreement.................. NR        NR           01/28/05                843,720
   2,827    Otis Spunkmeyer, Inc., Term
            Loan....................... B1        B+           02/20/09              2,848,327

 6                                             See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            BEVERAGE, FOOD & TOBACCO (CONTINUED)
 $ 5,505    Pinnacle Foods, Inc., Term
            Loan....................... B1        BB-          11/25/10         $    5,518,369
   2,745    Southern Wine & Spirits of
            America, Inc., Term Loan... NR        NR           07/02/08              2,777,073
   4,967    Swift & Co., Term Loan..... Ba2       BB           09/19/08              5,003,793
                                                                                --------------
                                                                                   117,401,944
                                                                                --------------
            BROADCASTING--CABLE  8.4%
   9,604    CC VIII Operating, LLC,
            Term Loan.................. B2        B-           02/02/08              9,487,955
  61,570    Charter Communications
            Operating, LLC, Term Loan.. B2        B      09/18/07 to 09/18/08       60,731,450
  37,440    Falcon Cable
            Communications, LP, Term
            Loan....................... B2        NR           12/31/07             36,613,598
  12,432    Frontiervision Operating
            Partners, LP, Term Loan
            (a)........................ NR        NR     09/30/05 to 03/31/06       12,359,193
   2,917    Frontiervision Operating
            Partners, LP, Revolving
            Credit Agreement (a)....... NR        NR           10/31/05              2,903,448
   2,634    Hilton Head Communications,
            LP, Term Loan (a).......... NR        NR           03/31/08              2,609,883
  10,500    Insight Midwest Holdings,
            LLC, Term Loan............. Ba3       BB+    06/30/09 to 12/31/09       10,544,767
   4,250    MCC Iowa, LLC, Term Loan... Ba3       BB+          09/30/10              4,297,519
   1,481    Mediacom Illinois, LLC,
            Term Loan.................. Ba3       BB+          12/31/08              1,488,964
   1,569    Mediacom Illinois, LLC,
            Revolving Credit
            Agreement.................. Ba3       BB+          06/30/08              1,471,331
     735    Mediacom Southeast, LLC,
            Term Loan.................. Ba3       BB+          09/30/08                736,829
   1,441    Mediacom Southeast, LLC,
            Revolving Credit
            Agreement.................. Ba3       BB+          03/31/08              1,451,513
  17,760    Olympus Cable Holdings,
            LLC, Term Loan (a)......... NR        NR     06/30/10 to 09/30/10       17,549,548
   4,680    Parnassos, LP, Term Loan
            (a)........................ NR        NR           06/30/07              4,620,548

See Notes to Financial Statements                                              7

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            BROADCASTING--CABLE (CONTINUED)
 $ 1,320    Parnassos, LP, Revolving
            Credit Agreement (a)....... NR        NR           06/30/07         $    1,303,722
   5,486    Rainbow Media Holdings,
            Inc., Term Loan............ Ba2       BB+          03/31/09              5,538,244
                                                                                --------------
                                                                                   173,708,512
                                                                                --------------
            BROADCASTING--DIVERSIFIED  0.6%
     955    Comcorp Broadcasting, Inc.,
            Term Loan (c).............. NR        NR           03/31/03                950,275
   7,000    DirecTV Holdings, LLC, Term
            Loan....................... Ba2       BB           03/06/10              7,085,316
     423    Nexstar Broadcasting, Inc.,
            Term Loan.................. Ba3       B+           12/31/10                427,308
   3,422    White Knight Broadcasting,
            Inc., Term Loan (c)........ NR        NR           03/31/03              3,405,372
                                                                                --------------
                                                                                    11,868,271
                                                                                --------------
            BROADCASTING--RADIO  0.5%
  10,750    Spanish Broadcasting
            System, Inc., Term Loan.... B1        B+           10/30/09             10,884,375
                                                                                --------------

            BROADCASTING--TELEVISION  0.1%
   1,077    Mission Broadcasting, Inc.,
            Term Loan.................. Ba3       B+           12/31/10              1,087,692
                                                                                --------------

            BUILDINGS & REAL ESTATE  1.2%
   3,000    AIMCO Properties, LP, Term
            Loan....................... NR        NR           05/30/08              3,031,875
   8,431    CB Richard Ellis Services,
            Inc., Term Loan............ B1        B+           12/31/08              8,510,729
   5,537    Central Parking Corp., Term
            Loan....................... Ba3       BB-          03/31/10              5,613,583
   4,699    Corrections Corp. of
            America, Term Loan......... Ba3       BB-          03/31/08              4,758,121
   1,482    Ventas, Inc., Term Loan.... NR        NR           04/17/07              1,489,425
   2,438    Wackenhut Corrections
            Corp., Term Loan........... Ba3       BB-          07/09/09              2,464,922
                                                                                --------------
                                                                                    25,868,655
                                                                                --------------
            CHEMICALS, PLASTICS & RUBBER  5.9%
  10,387    CP Kelco ApS, Term Loan.... B3        B      09/30/06 to 09/30/08       10,464,705
   7,935    GenTek, Inc., Term Loan.... NR        NR           11/10/08              7,977,017
  23,940    Huntsman ICI Chemicals,
            LLC, Term Loan............. B1        B      06/30/07 to 06/30/08       24,216,525
  31,247    Huntsman Corp., Term Loan.. B2        B            03/31/07             30,843,614

 8                                             See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            CHEMICALS, PLASTICS & RUBBER (CONTINUED)
 $ 3,400    Jet Plastica Industries,
            Inc., Term Loan............ NR        NR           02/28/05         $    3,094,275
     967    Jet Plastica Industries,
            Inc., Revolving Credit
            Agreement.................. NR        NR           02/28/05                879,781
   5,000    Kraton Polymers, LLC, Term
            Loan....................... B1        BB-          12/23/10              5,081,250
  10,500    LYONDELL-CITGO Refining,
            LP, Term Loan.............. NR        NR           06/10/04             10,552,500
     856    Messer Griesheim, Term
            Loan....................... Ba2       BB     04/27/09 to 04/27/10          862,867
  17,500    Nalco Co., Term Loan....... B1        BB-    11/04/09 to 11/04/10       17,709,763
   4,470    Nutrasweet Acquisition
            Corp., Term Loan........... Ba3       NR     06/30/06 to 05/25/09        4,435,200
   4,975    Unifrax Corp., Term Loan... B1        B+           09/04/09              5,027,859
                                                                                --------------
                                                                                   121,145,356
                                                                                --------------
            CONSTRUCTION MATERIAL  1.3%
  11,344    Builders FirstSource, Inc.,
            Term Loan.................. NR        BB-          12/30/05             11,357,945
   1,990    Building Materials Holding
            Corp., Term Loan........... Ba2       BB-          08/21/10              1,997,462
   4,875    Interline Brands, Inc.,
            Term Loan.................. B2        B+           11/30/09              4,900,901
   1,500    Sensus Metering Systems,
            Inc., Term Loan............ B2        B+           12/17/10              1,515,000
   2,000    St. Mary's Cement, Inc.,
            Term Loan.................. B1        BB-          12/05/09              2,022,500
   5,510    Werner Holding Co., Inc.,
            Term Loan.................. B1        B            06/11/09              5,340,514
                                                                                --------------
                                                                                    27,134,322
                                                                                --------------
            CONTAINERS, PACKAGING & GLASS  4.0%
   7,006    Crown Cork & Seal Co.,
            Inc., Term Loan............ Ba3       BB           09/15/08              7,102,586
  18,500    Dr. Pepper/Seven Up
            Bottling Group, Inc., Term
            Loan....................... B1        NR           12/19/10             18,762,090
   1,213    Fleming Packaging Corp.,
            Term Loan (a) (d).......... NR        NR           08/31/04                192,856
     143    Fleming Packaging Corp.,
            Revolving Credit Agreement
            (a) (c) (d)................ NR        NR           03/31/03                 22,707

See Notes to Financial Statements                                              9

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            CONTAINERS, PACKAGING & GLASS (CONTINUED)
 $12,438    Graphic Packaging
            International Corp., Term
            Loan....................... B1        B+           08/09/10         $   12,631,836
     981    Impress Metal Packaging
            Holding BV, Term Loan...... NR        B            12/31/06                982,486
   9,648    Kranson Industries, Inc.,
            Term Loan.................. NR        NR           12/31/06              9,563,820
  12,333    Owens-Illinois, Inc., Term
            Loan....................... B1        BB     04/01/07 to 04/01/08       12,450,059
   5,452    Packaging Dynamics, Term
            Loan....................... NR        NR     09/29/08 to 09/29/09        5,463,297
   7,283    Pliant Corp., Term Loan.... B3        BB-          05/31/08              7,298,967
     183    Pliant Corp., Revolving
            Credit Agreement........... B3        BB-          05/31/06                181,489
     605    Smurfit-Stone Container
            Corp., Term Loan........... NR        NR           06/30/09                610,725
     502    Smurfit-Stone Container
            Corp., Revolving Credit
            Agreement.................. NR        NR           12/31/05                490,502
   3,567    Stone Container Corp., Term
            Loan....................... NR        NR           06/30/09              3,598,701
   1,122    Tekni-Plex, Inc., Term
            Loan....................... B1        B+           06/21/08              1,128,378
   2,209    U.S. Can Corp., Term Loan.. B2        B            01/04/06              2,215,586
                                                                                --------------
                                                                                    82,696,085
                                                                                --------------
            DIVERSIFIED MANUFACTURING  1.2%
     995    Amsted Industries, Inc.,
            Term Loan.................. B1        BB-          10/15/10              1,001,374
   7,494    Chart Industries, Inc, Term
            Loan (b)................... NR        NR           09/15/09              7,428,614
   2,425    EnerSys, Term Loan......... NR        NR           11/09/08              2,434,211
  13,747    Mueller Group, Inc., Term
            Loan....................... B1        B+           05/31/08             13,829,221
      22    Mueller Group, Inc.,
            Revolving Credit
            Agreement.................. B1        B+           08/16/05                 21,653
                                                                                --------------
                                                                                    24,715,073
                                                                                --------------
            ECOLOGICAL  1.9%
  20,334    Allied Waste North America,
            Inc., Term Loan............ Ba3       BB           01/15/10             20,661,695
   8,750    Duratek, Inc., Term Loan... B1        BB-          12/16/09              8,766,406

 10                                            See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            ECOLOGICAL (CONTINUED)
 $ 1,886    Environmental Systems
            Products Holdings, Inc.,
            Term Loan.................. B2        BB-          12/12/08         $    1,897,560
   3,000    Great Lakes Dredge & Dock
            Corp., Term Loan........... Ba3       B+           12/22/10              3,030,000
   2,993    IESI Corp., Term Loan...... B1        B+           09/30/10              3,029,906
   1,633    Safety-Kleen Corp., Term
            Loan....................... NR        NR           12/24/08              1,143,421
                                                                                --------------
                                                                                    38,528,988
                                                                                --------------
            ELECTRONICS  1.6%
   8,605    Audio Visual Services
            Corp., Term Loan........... NR        NR           03/04/06              8,604,820
   2,799    Dynamic Details, Inc., Term
            Loan....................... NR        NR           04/15/08              2,715,171
   3,273    Knowles Electronics, Inc.,
            Term Loan.................. B3        CCC+         06/29/07              3,271,892
   5,501    Rayovac Corp., Term Loan... B1        B+           09/30/09              5,544,322
   7,773    Semiconductor Components
            Industries, LLC, Term
            Loan....................... B3        B            08/04/07              7,806,544
   5,033    Viasystems, Inc., Term
            Loan....................... NR        NR           09/30/08              5,091,622
                                                                                --------------
                                                                                    33,034,371
                                                                                --------------
            ENTERTAINMENT & LEISURE  3.1%
   2,359    Bell Sports, Inc., Term
            Loan....................... Ba3       NR     03/31/06 to 03/30/07        2,153,297
   6,529    Carmike Cinemas, Inc., Term
            Loan....................... B1        NR           01/31/07              6,570,986
   1,000    Detroit Red Wings, Inc.,
            Term Loan.................. NR        NR           08/30/06              1,000,625
   2,311    Festival Fun Parks, LLC,
            Term Loan.................. NR        NR     06/30/07 to 12/31/07        2,301,840
   2,500    Fitness Holdings Worldwide,
            Inc., Term Loan............ B1        B            07/01/09              2,531,250
   1,980    Kerasotes Theatres, Inc.,
            Term Loan.................. NR        NR           12/31/08              2,004,750
   2,823    Loews Cineplex
            Entertainment Corp., Term
            Loan....................... NR        NR           03/31/07              2,822,727
   2,333    Mets II, LLC, Term Loan.... NR        NR           08/23/05              2,333,333
   4,000    New Jersey Basketball, LLC,
            Term Loan.................. NR        NR           07/16/04              4,015,000

See Notes to Financial Statements                                             11

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            ENTERTAINMENT & LEISURE (CONTINUED)
 $ 9,233    Playcore Wisconsin, Inc.,
            Term Loan.................. NR        NR           07/01/07         $    9,058,320
   4,875    Pure Fishing, Term Loan.... NR        NR           12/31/09              4,896,328
   2,923    Regal Cinemas, Inc., Term
            Loan....................... Ba2       BB-          06/30/09              2,959,721
   2,453    Riddell Sports Group, Inc.,
            Term Loan.................. NR        NR           06/30/08              2,459,258
   4,946    Six Flags Theme Parks,
            Inc., Term Loan............ Ba2       B+           06/30/09              4,969,617
     200    Six Flags Theme Parks,
            Inc., Revolving Credit
            Agreement.................. Ba2       B+           06/30/08                194,000
   9,200    Vivendi Universal
            Entertainment, Term Loan... Ba2       BB+          06/30/08              9,283,380
   4,226    Worldwide Sports &
            Recreation, Inc., Term
            Loan....................... NR        NR           12/31/06              4,160,197
                                                                                --------------
                                                                                    63,714,629
                                                                                --------------
            FARMING & AGRICULTURE  0.2%
   5,000    The Scotts Co., Term Loan.. Ba1       BB           09/30/10              5,068,305
      48    United Industries Corp.,
            Revolving Credit
            Agreement.................. B1        B+           01/20/05                 47,092
                                                                                --------------
                                                                                     5,115,397
                                                                                --------------
            FINANCE  0.9%
   7,281    Outsourcing Solutions, Term
            Loan....................... NR        NR           12/09/08              6,916,749
     352    Outsourcing Solutions,
            Revolving Credit
            Agreement.................. NR        NR           12/09/08                334,473
   6,468    Rent-A-Center, Inc., Term
            Loan....................... Ba2       BB           05/28/09              6,553,194
   4,824    Risk Management Assurance
            Co., Term Loan............. NR        NR           12/21/06              4,850,942
                                                                                --------------
                                                                                    18,655,358
                                                                                --------------
            GROCERY  0.3%
   4,606    Fleming Cos., Inc., Term
            Loan (a)................... NR        NR           06/18/08              4,573,846
   1,899    Fleming Cos., Inc.,
            Revolving Credit Agreement
            (a)........................ NR        NR           06/18/07              1,887,911
                                                                                --------------
                                                                                     6,461,757
                                                                                --------------

 12                                            See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            HEALTHCARE  3.7%
 $ 1,896    Ameripath, Inc., Term
            Loan....................... B1        B+           03/27/10         $    1,900,851
   3,125    AMN Healthcare Services,
            Inc., Term Loan............ Ba2       BB-          10/02/08              3,164,062
   1,995    Beverly Enterprises, Inc.,
            Term Loan.................. Ba3       BB           10/22/08              2,017,444
  24,490    Community Health Systems,
            Inc., Term Loan............ NR        BB-    07/16/10 to 01/16/11       24,846,141
   1,493    Concentra Operating Corp.,
            Term Loan.................. B1        B+           06/30/09              1,511,623
   1,857    FHC Health Systems, Inc.,
            Term Loan.................. B2        B            10/31/06              1,882,679
   1,200    Genesis Healthcare Corp.,
            Term Loan.................. Ba3       BB-          12/01/10              1,212,000
   8,280    InteliStaf Group, Inc.,
            Term Loan.................. NR        NR     10/31/05 to 10/31/07        8,217,765
  28,164    Kindred Healthcare, Inc.,
            Term Loan.................. NR        NR           04/13/08             28,146,616
   3,758    Team Health, Inc., Term
            Loan....................... Ba3       B+           10/31/08              3,758,475
                                                                                --------------
                                                                                    76,657,656
                                                                                --------------
            HEALTHCARE & BEAUTY  0.8%
   3,563    Jafra Cosmetics
            International, Inc., Term
            Loan....................... B1        B+           05/20/08              3,482,344
     993    Mary Kay, Inc., Term
            Loan....................... Ba2       BB           10/03/07                999,973
   2,617    Prestige Brands Holdings,
            Inc., Term Loan............ NR        NR           12/30/08              2,628,330
   8,778    Revlon Consumer Products
            Corp., Term Loan........... B3        B-           05/30/05              8,755,660
                                                                                --------------
                                                                                    15,866,307
                                                                                --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER
            PRODUCTS  1.1%
   2,079    Formica Corp., Term Loan
            (a)........................ NR        NR           04/30/06              2,019,448
   7,432    General Binding Corp., Term
            Loan....................... B2        B+           01/15/08              7,431,667
   2,948    Hunter Fan Co., Term Loan.. NR        NR           04/30/10              2,976,975
   5,045    Imperial Home Decor Group,
            Inc., Term Loan (b) (d).... NR        NR           04/04/06                126,121

See Notes to Financial Statements                                             13

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER PRODUCTS
            (CONTINUED)
 $ 3,069    National Bedding Co., Term
            Loan....................... B1        B+           08/31/08         $    3,098,364
   3,567    Sealy Mattress Co., Term
            Loan....................... B1        B+     12/15/04 to 12/15/06        3,580,111
   3,136    Targus Group International,
            Inc., Term Loan............ NR        NR           08/31/06              3,104,747
                                                                                --------------
                                                                                    22,337,433
                                                                                --------------
            HOTELS, MOTELS, INNS & GAMING  5.6%
  41,792    Aladdin Gaming, LLC, Term
            Loan (a) (d)............... NR        NR     02/25/05 to 02/26/08       37,822,103
   5,700    Alliance Gaming Corp., Term
            Loan....................... B1        BB-          09/04/09              5,759,377
   3,908    Extended Stay America,
            Inc., Term Loan............ Ba3       BB-          01/15/08              3,971,018
   3,034    Greektown Casino, LLC, Term
            Loan....................... NR        NR           12/31/05              3,061,362
   2,000    Green Valley Ranch Gaming,
            LLC, Term Loan............. B1        B+           12/22/10              2,025,000
  10,500    Mandalay Resort Group, Term
            Loan....................... NR        NR           06/30/08             10,513,125
   1,212    Marina District Finance
            Co., Term Loan............. B2        B+           12/13/07              1,221,778
   2,857    Penn National Gaming, Inc.,
            Term Loan.................. B1        BB-          09/01/07              2,888,274
  14,049    Scientific Games Corp.,
            Term Loan.................. Ba3       BB-          12/31/09             14,268,262
   3,977    United Auburn Indian
            Community, Term Loan....... Ba3       BB-          01/24/09              3,996,718
  31,771    Wyndham International,
            Inc., Term Loan............ NR        NR     04/01/06 to 06/30/06       30,975,748
                                                                                --------------
                                                                                   116,502,765
                                                                                --------------
            INSURANCE  1.4%
   5,000    Alea Group Holdings, Term
            Loan....................... NR        BBB-         03/31/07              5,012,500
   4,675    Brera GAB Robins, Inc.,
            Term Loan.................. NR        NR           12/31/05              4,441,250
   8,463    BRW Acquisition, Inc., Term
            Loan....................... NR        NR           07/10/07              8,335,562
   8,250    Conseco, Inc., Term Loan... Caa1      B-     09/10/09 to 09/10/10        8,315,769
   1,990    USI Holdings Corp., Term
            Loan....................... B1        BB-          08/11/08              2,009,900
                                                                                --------------
                                                                                    28,114,981
                                                                                --------------

 14                                            See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            MACHINERY  1.2%
 $ 4,067    Alliance Laundry Holdings,
            LLC, Term Loan............. B1        B            08/02/07         $    4,085,998
   6,146    Ashtead Group, PLC, Term
            Loan....................... NR        NR           06/01/07              5,864,024
  10,843    Gleason Corp., Term Loan... NR        NR           02/18/08             10,734,157
   1,275    Goodman Global Holdings,
            Inc., Term Loan............ NR        NR           11/21/09              1,290,937
   2,207    SWT Finance BV, Term Loan.. NR        NR           09/30/05              2,057,732
                                                                                --------------
                                                                                    24,032,848
                                                                                --------------
            MEDICAL PRODUCTS & SERVICES  2.7%
   1,824    Alaris Medical Systems,
            Inc., Term Loan............ B1        BB           06/30/09              1,846,334
   3,382    Alliance Imaging, Inc.,
            Term Loan.................. B1        B+           06/10/08              3,369,602
  10,899    Dade Behring, Inc., Term
            Loan....................... B1        BB           11/03/08             11,062,992
   7,085    DaVita, Inc., Term Loan.... Ba3       BB     03/31/07 to 03/31/09        7,164,832
   2,500    EMPI Corp., Term Loan...... B1        B+           11/24/09              2,531,250
   5,092    Fisher Scientific
            International, Inc., Term
            Loan....................... Ba3       BB+          03/31/10              5,128,423
   4,606    Fresenius Medical Care
            Holding, Inc., Term Loan... Ba1       BB+          02/21/10              4,670,745
   1,621    Hanger Orthopedic, Term
            Loan....................... B1        B+           09/30/09              1,637,654
   2,446    InSight Health, Term
            Loan....................... B1        B+           10/17/08              2,458,066
   7,463    Kinetics Concepts, Inc.,
            Term Loan.................. Ba3       BB-          08/11/10              7,574,438
   3,000    Orthofix International NV,
            Term Loan.................. Ba2       BB-          12/30/08              3,009,375
     737    Rotech Healthcare, Inc.,
            Term Loan.................. Ba2       BB           03/31/08                742,380
   3,910    Symmetry Medical, Inc.,
            Term Loan.................. NR        NR     06/30/08 to 06/30/09        3,911,267
                                                                                --------------
                                                                                    55,107,358
                                                                                --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS  3.8%
  14,601    Carmeuse Lime, Inc., Term
            Loan....................... Ba3       NR           03/31/06             13,286,961
   7,310    CII Carbon, LLC, Term
            Loan....................... NR        NR           06/25/08              7,017,353

See Notes to Financial Statements                                             15

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            MINING, STEEL, IRON & NON-PRECIOUS METALS (CONTINUED)
 $ 1,899    Fairmount Minerals, Ltd.,
            Term Loan.................. NR        NR           03/13/09         $    1,903,786
  55,775    Ispat Inland, Term Loan.... Caa1      B-     07/16/05 to 07/16/06       54,148,094
   2,500    Tech Industries, Inc., Term
            Loan....................... NR        NR           01/14/10              2,506,250
                                                                                --------------
                                                                                    78,862,444
                                                                                --------------
            NATURAL RESOURCES  1.5%
   7,500    El Paso Coastal, Term
            Loan....................... B3        NR           12/31/06              7,485,938
     500    El Paso Coastal, Revolving
            Credit Agreement........... B3        NR           06/30/05                486,875
   2,800    La Grange Acquisition, LP,
            Term Loan.................. NR        NR           01/18/08              2,828,000
  20,000    Ocean Rig ASA--(Norway),
            Term Loan.................. B3        CCC          06/01/08             18,275,000
   1,191    Peabody Energy Corp., Term
            Loan....................... Ba1       BB+          03/21/10              1,206,508
     606    U.S. Synthetic Corp., Term
            Loan....................... NR        NR           05/31/05                578,465
                                                                                --------------
                                                                                    30,860,786
                                                                                --------------
            NON-DURABLE CONSUMER PRODUCTS  0.2%
   1,718    Aero Products
            International, Inc., Term
            Loan....................... NR        NR           12/19/08              1,688,374
   2,970    Amscan Holdings, Inc., Term
            Loan....................... B1        BB-          06/15/07              2,994,749
                                                                                --------------
                                                                                     4,683,123
                                                                                --------------
            PAPER & FOREST PRODUCTS  0.2%
   3,890    Port Townsend Paper Corp.,
            Term Loan.................. NR        NR           03/16/07              3,773,300
                                                                                --------------

            PERSONAL & MISCELLANEOUS SERVICES  1.3%
   2,644    Alderwoods Group, Inc.,
            Term Loan.................. B1        BB-          09/29/08              2,682,504
   2,508    Aspen Marketing Group, Term
            Loan (b)................... NR        NR           09/30/04              1,316,923
   7,464    Aspen Marketing Group,
            Revolving Credit Agreement
            (b)........................ NR        NR           09/30/04              3,918,828
   2,323    Coinmach Laundry Corp.,
            Term Loan.................. B1        BB-          07/25/09              2,347,682
   3,139    Encompass Service Corp.,
            Term Loan (a) (d).......... Caa1      NR     02/22/06 to 05/10/07          408,066

 16                                            See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            PERSONAL & MISCELLANEOUS SERVICES (CONTINUED)
 $ 1,990    Global Imaging Systems,
            Inc., Term Loan............ Ba3       BB-          06/25/09         $    2,002,438
   1,775    InfoUSA, Inc., Term Loan... Ba3       BB           04/30/07              1,773,337
   4,925    Katun Corp., Term Loan..... NR        B+           06/30/09              4,921,922
     740    Stewart Enterprises, Inc.,
            Term Loan.................. Ba3       BB           01/31/06                746,112
   7,570    The Relizon Co., Term
            Loan....................... NR        NR     09/30/06 to 12/31/07        7,495,989
                                                                                --------------
                                                                                    27,613,801
                                                                                --------------
            PHARMACEUTICALS  0.9%
   3,388    aaiPharma, Inc., Term
            Loan....................... B2        BB-          12/01/09              3,428,431
   4,988    Medco Health Solutions,
            Term Loan.................. Ba1       BBB          06/30/10              5,065,455
  10,167    MedPointe, Inc., Term
            Loan....................... B1        B      09/30/07 to 09/30/08       10,175,524
                                                                                --------------
                                                                                    18,669,410
                                                                                --------------
            PRINTING & PUBLISHING  7.0%
   4,936    21st Century Newspapers,
            Term Loan.................. NR        NR           08/27/08              4,935,897
   1,479    Adams Outdoor Advertising,
            LP, Term Loan.............. B1        B+           02/08/08              1,487,335
     593    Advanstar Communications,
            Inc., Term Loan............ B2        B            10/11/07                594,247
   7,500    American Reprographics Co.,
            Term Loan.................. B1        BB-          06/18/09              7,612,500
   1,492    CanWest Media, Inc., Term
            Loan....................... NR        B+           05/15/09              1,508,319
  12,944    CommerceConnect Media,
            Inc., Term Loan............ NR        NR           12/31/07             12,879,712
   1,879    Daily News, LP, Term Loan.. NR        NR           03/19/08              1,815,386
   3,169    Day International Group,
            Inc., Term Loan............ B1        B            09/16/09              3,188,352
  23,083    Dex Media West, LLC, Term
            Loan....................... B1        BB-    11/08/08 to 03/09/10       23,414,891
   5,481    F&W Publications, Inc.,
            Term Loan.................. NR        NR           12/31/09              5,519,010
   4,988    Haights Cross
            Communications, LLC, Term
            Loan....................... B3        B-           08/20/08              5,062,312
   7,766    Journal Register Co., Term
            Loan....................... Ba1       BB+          09/29/06              7,730,093

See Notes to Financial Statements                                             17

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            PRINTING & PUBLISHING (CONTINUED)
 $ 2,800    Lamar Media Corp., Term
            Loan....................... Ba2       BB-          06/30/10         $    2,829,168
   1,381    Liberty Group Operating,
            Inc., Term Loan............ B1        B            03/31/07              1,393,051
   2,500    MediaNews Group, Inc., Term
            Loan....................... NR        NR           12/30/10              2,528,125
   8,473    Merrill Communications,
            LLC, Term Loan............. B3        B      11/23/05 to 11/23/07        8,473,313
  10,500    Morris Publishing Group,
            LLC, Term Loan............. Ba1       BB           03/31/11             10,611,563
   3,417    Network Communications,
            Inc., Term Loan............ NR        NR           12/27/08              3,425,989
  10,243    Primedia, Inc., Term
            Loan....................... B3        B      06/30/08 to 06/30/09       10,077,778
   6,012    R.H. Donnelley, Inc., Term
            Loan....................... Ba3       BB     12/31/08 to 06/30/10        6,088,101
   3,130    The Reader's Digest
            Association, Inc., Term
            Loan....................... Ba1       BB           05/21/07              3,145,253
   5,549    Vutek, Inc., Term Loan..... NR        NR           07/31/07              5,382,544
  10,000    Xerox Corp., Term Loan..... NR        BB-    12/31/05 to 09/30/08       10,050,562
   5,614    Ziff-Davis Media, Inc.,
            Term Loan.................. B3        CCC          03/31/07              5,558,166
                                                                                --------------
                                                                                   145,311,667
                                                                                --------------
            RETAIL--OIL & GAS  0.6%
   4,458    Barjan Products, LLC, Term
            Loan....................... NR        NR           05/31/06              2,228,944
  10,879    The Pantry, Inc., Term
            Loan....................... B1        B+           03/31/07             11,027,684
                                                                                --------------
                                                                                    13,256,628
                                                                                --------------
            RETAIL--SPECIALTY  0.4%
     625    American Blind & Wallpaper
            Factory, Inc., Term Loan
            (b)........................ NR        NR           12/31/05                624,620
   3,193    DRL Acquisition, Inc., Term
            Loan....................... NR        NR           04/30/09              3,185,142
   1,739    Home Interiors & Gifts,
            Inc., Term Loan............ B2        B+           12/31/06              1,743,054
   1,750    Nebraska Book Co., Inc.,
            Term Loan.................. Ba3       B+           06/30/07              1,765,312
                                                                                --------------
                                                                                     7,318,128
                                                                                --------------

 18                                            See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            RETAIL--STORES  2.4%
 $ 3,696    Advance Stores Co., Inc.,
            Term Loan.................. Ba3       BB     11/30/06 to 11/30/07   $    3,741,344
   2,500    Alimentation Couche-Tard,
            Inc., Term Loan............ Ba2       BB           12/17/10              2,515,625
   6,250    CSK Auto, Inc., Term Loan.. Ba3       B+           06/19/09              6,308,594
   3,471    Murray's Discount Auto
            Stores, Inc., Term Loan.... NR        NR           08/08/09              3,500,355
  33,750    Rite Aid Corp., Term
            Loan....................... Ba3       BB           04/30/08             34,492,500
                                                                                --------------
                                                                                    50,558,418
                                                                                --------------
            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS  1.1%
   7,980    Cincinnati Bell, Inc., Term
            Loan....................... B1        B+           06/30/08              8,084,738
   2,000    Fairpoint Communications,
            Inc., Term Loan............ B1        BB-          03/31/07              2,007,500
   6,812    NATG Holdings, LLC, Term
            Loan (b)................... NR        NR     01/23/09 to 01/23/10        1,516,504
   4,331    NATG Holdings, LLC,
            Revolving Credit Agreement
            (b)........................ NR        NR           01/23/05              2,490,270
   6,131    Qwest Corp., Term Loan..... Ba3       B-           06/30/07              6,445,164
   3,000    Qwest Services Corp.,
            Revolving Credit
            Agreement.................. NR        CCC+         05/03/05              2,997,750
   7,500    WCI Capital Corp., Term
            Loan (a) (d)............... NR        NR           09/30/07                 18,750
   1,747    WCI Capital Corp.,
            Revolving Credit Agreement
            (a) (d).................... NR        NR           12/31/04                146,767
                                                                                --------------
                                                                                    23,707,443
                                                                                --------------
            TELECOMMUNICATIONS--LONG DISTANCE  0.1%
  29,946    Pacific Crossing, Ltd.,
            Term Loan (a) (d).......... NR        NR           07/28/06              2,096,222
                                                                                --------------

            TELECOMMUNICATIONS--WIRELESS  4.3%
   2,175    Centennial Cellular Corp.,
            Term Loan.................. B2        B            11/30/06              2,169,033
   5,734    Centennial Puerto Rico
            Operations Corp., Term
            Loan....................... B2        B      05/31/07 to 11/30/07        5,755,655
   3,250    Cricket Communications,
            Inc., Term Loan (a) (d).... NR        NR           06/30/07              2,640,625
   3,990    Crown Castle International
            Corp., Term Loan........... B1        B-           09/30/10              4,074,788

See Notes to Financial Statements                                             19

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            TELECOMMUNICATIONS--WIRELESS (CONTINUED)
 $ 7,481    Dobson Cellular Systems,
            Inc., Term Loan............ Ba3       B-           03/31/10         $    7,591,718
   3,468    Microcell Solutions, Inc.,
            Term Loan.................. NR        CCC+         12/31/08              3,455,755
  25,469    Nextel Finance Co., Term
            Loan....................... Ba2       BB     12/31/07 to 12/15/10       25,704,843
   5,000    Nextel Partners, Inc., Term
            Loan....................... B1        B            11/30/10              5,061,250
   4,698    Pinnacle Towers, Inc., Term
            Loan....................... NR        NR           10/31/05              4,711,015
  12,446    Rural Cellular Corp., Term
            Loan....................... B2        B-     10/03/08 to 04/03/09       12,564,406
   3,733    Spectrasite Communications,
            Inc., Term Loan............ B1        B+           12/31/07              3,786,146
   2,912    TSI Telecommunication
            Services, Inc., Term
            Loan....................... Ba3       B+           12/31/06              2,915,263
   9,291    Western Wireless Corp.,
            Term Loan.................. B2        B-     03/31/08 to 09/30/08        9,283,761
                                                                                --------------
                                                                                    89,714,258
                                                                                --------------
            TRANSPORTATION--CARGO  0.9%
   7,912    American Commercial Lines,
            LLC, Term Loan (a)......... NR        NR     07/31/04 to 06/30/07        7,118,004
      32    Comcar Industries, Inc.,
            Term Loan.................. NR        NR           09/30/04                 32,266
   3,687    Havco Wood Products, Inc.,
            Term Loan.................. NR        NR           06/30/06              2,304,615
   6,294    Pacer International, Inc.,
            Term Loan.................. B1        BB-          06/10/10              6,354,435
   1,496    Quality Distribution, Inc.,
            Term Loan.................. B2        B+           11/13/09              1,513,083
   1,158    United States Shipping,
            LLC, Term Loan............. Ba2       BB           09/12/08              1,166,376
                                                                                --------------
                                                                                    18,488,779
                                                                                --------------
            TRANSPORTATION--PERSONAL  1.1%
  14,649    Laidlaw Investments Ltd.,
            Term Loan.................. Ba3       BB+          06/19/09             14,841,247
     900    Neoplan USA Corp.,
            Revolving Credit Agreement
            (b)........................ NR        NR           06/30/06                900,000
   5,885    Transcore Holdings, Inc.,
            Term Loan.................. NR        NR           01/05/08              5,943,818
     819    United Airlines, Inc., Term
            Loan....................... NR        NR           07/01/04                822,738
                                                                                --------------
                                                                                    22,507,803
                                                                                --------------

 20                                            See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
            TRANSPORTATION--RAIL MANUFACTURING  0.1%
 $ 2,410    Helm, Inc., Term Loan...... NR        NR           10/18/06         $    2,379,636
   1,955    RailWorks Corp., Term Loan
            (d)........................ NR        NR           11/13/04                733,120
                                                                                --------------
                                                                                     3,112,756
                                                                                --------------
            UTILITIES  1.6%
   7,250    AES Corp., Term Loan....... B2        B+           04/30/08              7,351,384
     878    Allegheny Energy, Inc.,
            Term Loan.................. B1        BB-          09/30/04                881,576
   5,000    Aquila, Inc., Term Loan.... B2        NR           07/30/04              5,006,250
   4,447    Edison Mission Energy,
            Revolving Credit Agreement
            (c)........................ Ba3       CCC    12/11/03 to 12/11/04        4,402,050
   6,500    Midwest Funding, LLC, Term
            Loan....................... Ba3       B            12/15/04              6,435,000
   5,000    Mission Energy Holdings
            Co., Term Loan............. Caa2      CCC          12/11/06              5,055,210
   2,418    Pike Electric, Inc., Term
            Loan....................... NR        NR           04/18/10              2,439,558
     828    Westar Energy, Inc., Term
            Loan....................... Ba1       BBB-         06/06/05                831,798
      10    Westar Energy, Inc.,
            Revolving Credit
            Agreement.................. Ba1       BBB-         06/05/05                  9,800
                                                                                --------------
                                                                                    32,412,626
                                                                                --------------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  86.9%...........................    1,796,688,693
                                                                                --------------


NOTES  1.3%
Alderwoods Group, Inc. ($1,232,200 par, 12.25% coupon, maturing 01/02/09)....        1,386,225
American Home Patient, Inc. ($814,858 par, 6.79% to 8.57% coupon, maturing
  07/01/09)..................................................................          643,930
Commonwealth Brands, Inc. ($1,500,000 par, 5.19% coupon, maturing 08/28/07)
  (f)........................................................................        1,582,500
Dade Behring, Inc. ($5,085,286 par, 11.91% coupon, maturing 10/03/10)........        5,670,094
Pioneer Cos., Inc. ($1,515,821 par, 4.66% coupon, maturing 12/31/06) (f).....        1,493,084
Premcor Refining Group, Inc. ($8,500,000 par, 4.34% coupon, maturing
  02/11/06) (f)..............................................................        8,592,973
Satelites Mexicanos ($10,312,000 par, 5.63% coupon, maturing 06/30/04) 144A
  Private Placement (e) (f)..................................................        8,507,400
                                                                                --------------

TOTAL NOTES..................................................................       27,876,206
                                                                                --------------

See Notes to Financial Statements                                             21

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

DESCRIPTION                                                                         VALUE
EQUITIES  7.6%
Aspen Marketing (166,871 common shares) (b) (g) (h)..........................   $            0
Audio Visual Services Corp. (137,193 common shares) (g) (h)..................        1,440,526
Best Products Co., Inc. (297,480 common shares) (g)..........................                0
Chart Industries, Inc. (345,454 common shares) (b) (g) (h)...................        9,672,712
Dade Behring Holdings, Inc. (182,281 common shares) (g)......................        7,063,389
DecorateToday.com (198,600 common shares) (b) (g) (h)........................        2,778,414
Genesis Healthcare Corp. (753,036 common shares) (g).........................       16,114,970
Gentek, Inc. (119,649 common shares) (g) (h).................................        4,672,293
Gentek, Inc. (Warrants for 393 common shares) (g) (h)........................                0
Havco Wood Products, Inc. (30 common shares) (g) (h).........................                0
Holmes Group, Inc. (Warrants for 3,118 common shares) (g) (h)................           14,966
IDT Corp. (22,898 common shares) (g) (h).....................................          497,345
Imperial Home Decor Group, Inc. (1,816,143 common shares) (b) (g) (h)........                0
Imperial Home Decor Realty, Inc. (1,816,143 common shares) (b) (g) (h).......                0
London Fog Industries, Inc. (515,922 common shares) (b) (g) (h)..............        9,544,557
NeighborCare, Inc. (1,727,481 common shares) (g).............................       39,231,094
Neoplan (2,262 preferred shares) (b) (g) (h).................................        1,072,776
Neoplan (8,517 common shares) (b) (g) (h)....................................               85
Orius Corp. (1,211,236 common shares) (b) (g) (h)............................                0
Outsourcing Solutions (159,004 common shares) (g) (h)........................        5,167,630
Pioneer Cos., Inc. (81,064 common shares) (g)................................          587,714
RailWorks Corp. (223 preferred shares) (g) (h)...............................                0
RailWorks Corp. (Warrants for 3,935 common shares) (g) (h)...................                0
Rotech Healthcare, Inc. (930,691 common shares) (g)..........................       19,544,511
Rotech Medical Corp. (94,289 common shares) (g) (h)..........................                0
Safelite Glass Corp. (724,479 common shares) (b) (g) (h).....................        8,121,410
Safelite Realty (48,903 common shares) (b) (g) (h)...........................                0
Safety-Kleen Holdings, Inc. (306,849 common shares) (g) (h)..................        1,215,122
SK Holding Co. (5,227 preferred shares) (g) (h)..............................          126,598
Stellex (33,390 common shares) (g) (h).......................................          415,372
Targus Group International (Warrants for 66,824 common shares) (g) (h).......            2,673
Teligent, Inc. (400 common shares) (b) (g) (h)...............................                0
Tembec, Inc. (121,164 common shares) (g) (h).................................          789,989
Trans World Entertainment Corp. (3,789,962 common shares) (b) (g) (h)........       28,424,715
West American Rubber Co., LLC (11.39% ownership interest) (g) (h)............                0
                                                                                --------------

TOTAL EQUITIES...............................................................      156,498,861
                                                                                --------------

TOTAL LONG-TERM INVESTMENTS  95.8%
  (Cost $2,096,374,551)......................................................    1,981,063,760
                                                                                --------------

 22                                            See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

DESCRIPTION                                                                         VALUE
SHORT-TERM INVESTMENTS  3.4%
REPURCHASE AGREEMENT  2.2%
State Street Bank & Trust Corp. ($45,000,000 par collateralized by U.S.
  Government Obligations in a pooled cash account, 0.93% coupon, dated
  01/30/04, to be sold on 02/02/04 at $45,003,488) (i).......................   $   45,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS  1.2%
Federal Home Loan Bank Discount Note ($25,000,000 par, yielding 0.99%,
  maturing 03/19/04) (i).....................................................       24,968,014
                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $69,968,014).........................................................       69,968,014
                                                                                --------------

TOTAL INVESTMENTS  99.2%
  (Cost $2,166,342,565)......................................................    2,051,031,774
ASSETS IN EXCESS OF OTHER LIABILITIES  0.8%..................................       16,401,388
                                                                                --------------

NET ASSETS  100.0%...........................................................   $2,067,433,162
                                                                                ==============

NR--Not rated

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

(1) Industry percentages are calculated as a percentage of net assets.

(a) This borrower has filed for protection in federal bankruptcy court.

(b) Affiliated company. See Notes to Financial Statements.

(c) This borrower is in the process of restructuring or amending the terms of this loan.

(d) This Senior Loan interest is non-income producing.

(e) 144A Securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

See Notes to Financial Statements                                             23

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

(f) Variable rate security. Interest rate shown is that in effect at January 31, 2004.

(g) Non-income producing security as this stock currently does not declare dividends.

(h) Restricted security.

(i) A portion of this security is segregated in connection with unfunded loan commitments.

(k) Payment-in-kind security.

* Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

 24                                            See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
January 31, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $2,166,342,565).....................  $ 2,051,031,774
Cash........................................................       15,071,373
Receivables:
  Investments Sold..........................................       21,122,221
  Interest and Fees.........................................        8,636,764
  Fund Shares Sold..........................................          970,107
Other.......................................................           23,247
                                                              ---------------
    Total Assets............................................    2,096,855,486
                                                              ---------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       23,242,412
  Investment Advisory Fee...................................        1,732,371
  Income Distributions......................................        1,300,671
  Administrative Fee........................................          455,887
  Distributor and Affiliates................................          430,837
  Fund Shares Repurchased...................................          208,926
Accrued Expenses............................................        1,069,526
Trustees' Deferred Compensation and Retirement Plans........          981,694
                                                              ---------------
    Total Liabilities.......................................       29,422,324
                                                              ---------------
NET ASSETS..................................................  $ 2,067,433,162
                                                              ===============
NET ASSETS CONSIST OF:
Capital.....................................................  $ 3,223,152,432
Accumulated Undistributed Net Investment Income.............       (4,003,204)
Net Unrealized Depreciation.................................     (115,310,791)
Accumulated Net Realized Loss...............................   (1,036,405,275)
                                                              ---------------
NET ASSETS..................................................  $ 2,067,433,162
                                                              ===============
NET ASSET VALUE PER COMMON SHARE:
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,811,230,598 and 205,611,396 shares of
    beneficial interest issued and outstanding).............  $          8.81
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $256,202,564 and 29,094,637 shares of
    beneficial interest issued and outstanding).............  $          8.81
                                                              ===============

See Notes to Financial Statements                                             25

Statement of Operations
For the Six Months Ended January 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $  51,090,226
Dividends...................................................      2,039,310
Other.......................................................      2,911,662
                                                              -------------
    Total Income............................................     56,041,198
                                                              -------------
EXPENSES:
Investment Advisory Fee.....................................     10,231,590
Administrative Fee..........................................      2,692,524
Shareholder Services........................................      1,183,293
Legal.......................................................        476,473
Custody.....................................................        322,659
Service Fees -- Class C.....................................        194,141
Trustees' Fees and Related Expenses.........................        122,664
Other.......................................................      1,051,032
                                                              -------------
    Total Expenses..........................................     16,274,376
    Less Credits Earned on Cash Balances....................         14,153
                                                              -------------
    Net Expenses............................................     16,260,223
                                                              -------------
NET INVESTMENT INCOME.......................................  $  39,780,975
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $ (26,137,824)
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (266,697,299)
  End of the Period.........................................   (115,310,791)
                                                              -------------
Net Unrealized Appreciation During the Period...............    151,386,508
                                                              -------------
NET REALIZED AND UNREALIZED GAIN............................  $ 125,248,684
                                                              =============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 165,029,659
                                                              =============

 26                                            See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                         SIX MONTHS ENDED      YEAR ENDED
                                                         JANUARY 31, 2004    JULY 31, 2003
                                                         ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................   $   39,780,975     $   91,410,098
Net Realized Loss......................................      (26,137,824)      (180,662,448)
Net Unrealized Appreciation During the Period..........      151,386,508        202,756,414
                                                          --------------     --------------
Change in Net Assets from Operations...................      165,029,659        113,504,064
                                                          --------------     --------------

Distributions from Net Investment Income:
  Class B Shares.......................................      (31,191,472)       (79,942,206)
  Class C Shares.......................................       (4,055,471)        (1,067,561)
                                                          --------------     --------------
                                                             (35,246,943)       (81,009,767)
                                                          --------------     --------------

Return of Capital Distribution:
  Class B Shares.......................................              -0-         (7,501,943)
  Class C Shares.......................................              -0-                -0-
                                                          --------------     --------------
                                                                     -0-         (7,501,943)
                                                          --------------     --------------
Total Distributions....................................      (35,246,943)       (88,511,710)
                                                          --------------     --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      129,782,716         24,992,354
                                                          --------------     --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................       33,248,033        267,313,569
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       18,523,279         44,870,091
Cost of Shares Repurchased.............................     (236,280,773)      (773,706,504)
                                                          --------------     --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....     (184,509,461)      (461,522,844)
                                                          --------------     --------------
TOTAL DECREASE IN NET ASSETS...........................      (54,726,745)      (436,530,490)
NET ASSETS:
Beginning of the Period................................    2,122,159,907      2,558,690,397
                                                          --------------     --------------
End of the Period (Including accumulated undistributed
  net investment income of ($4,003,204) and
  ($8,537,236), respectively)..........................   $2,067,433,162     $2,122,159,907
                                                          ==============     ==============

See Notes to Financial Statements                                             27

Statement of Cash Flows
For the Six Months Ended January 31, 2004 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS........................  $ 165,029,659
                                                              -------------

Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash provided by Operating Activities:
Decrease in Investments at Value............................    113,690,097
Increase in Interest and Fees Receivables...................       (470,929)
Decrease in Receivable for Investments Sold.................        656,252
Decrease in Other Assets....................................          7,283
Decrease in Investment Advisory Fee Payable.................        (46,359)
Decrease in Administrative Fee Payable......................        (12,200)
Decrease in Distributor and Affiliates Payable..............       (118,620)
Decrease in Payable for Investments Purchased...............    (44,013,337)
Decrease in Accrued Expenses................................       (416,296)
Increase in Trustees' Deferred Compensation and Retirement
  Plans.....................................................         96,392
                                                              -------------
Total Adjustments...........................................     69,372,283
                                                              -------------

NET CASH PROVIDED BY OPERATING ACTIVITIES...................    234,401,942
                                                              -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Shares Sold...................................     33,719,006
Change in Intra-day Credit Line with Custodian Bank.........       (242,280)
Payments on Shares Repurchased..............................   (236,232,202)
Cash Dividends Paid.........................................    (16,575,093)
                                                              -------------
Net Cash Used for Financing Activities......................   (219,330,569)
                                                              -------------
NET INCREASE IN CASH........................................     15,071,373
Cash at Beginning of the Period.............................            -0-
                                                              -------------
CASH AT THE END OF THE PERIOD...............................  $  15,071,373
                                                              =============

 28                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                            SIX MONTHS
                               ENDED                        YEAR ENDED JULY 31,
CLASS B SHARES              JANUARY 31,   --------------------------------------------------------
                             2004 (c)     2003 (c)    2002 (c)    2001 (c)      2000        1999
                            ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............  $   8.29     $   8.09    $   8.61    $   9.50    $   9.85    $   9.98
                             --------     --------    --------    --------    --------    --------
  Net Investment Income....       .16          .33         .41         .66         .68         .64
  Net Realized and
    Unrealized Gain/Loss...       .50          .19        (.55)       (.86)       (.36)       (.13)
                             --------     --------    --------    --------    --------    --------
Total from Investment
  Operations...............       .66          .52        (.14)       (.20)        .32         .51
                             --------     --------    --------    --------    --------    --------
Less:
  Distributions from Net
    Investment Income......       .14          .29         .38         .69         .67         .64
  Return of Capital
    Distributions..........       -0-          .03         -0-         -0-         -0-         -0-
                             --------     --------    --------    --------    --------    --------
Total Distributions........       .14          .32         .38         .69         .67         .64
                             --------     --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD...................  $   8.81     $   8.29    $   8.09    $   8.61    $   9.50    $   9.85
                             ========     ========    ========    ========    ========    ========

Total Return (a)...........     8.03%*       6.58%      -1.61%      -2.11%       3.15%       5.23%
Net Assets at End of the
  Period (In millions).....  $1,811.2     $1,876.1    $2,558.7    $3,989.7    $6,458.0    $8,136.4
Ratio of Expenses to
  Average Net Assets.......     1.49%        1.54%       1.43%       1.43%       1.34%       1.35%
Ratio of Net Investment
  Income to Average Net
  Assets...................     3.71%        4.21%       4.85%       7.34%       6.97%       6.48%
Portfolio Turnover (b).....       41%*         49%         36%         42%         36%         44%

(a) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period and tender of all shares at the end of the period indicated, excluding payment of the 3% imposed on most shares accepted by the Fund for repurchase within the first year and declining to 0% after the fifth year. If the early withdrawal charge was included, total return would be lower.

(b) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(c) Based on average shares outstanding.

*   Non-annualized

See Notes to Financial Statements                                             29

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                             JUNE 13, 2003
                                                             SIX MONTHS    (COMMENCEMENT OF
                                                                ENDED         INVESTMENT
CLASS C SHARES                                               JANUARY 31,    OPERATIONS) TO
                                                              2004 (c)     JULY 31, 2003 (c)
                                                             -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................    $ 8.29           $ 8.16
                                                               ------           ------
  Net Investment Income....................................       .15              .04
  Net Realized and Unrealized Gain.........................       .50              .12
                                                               ------           ------
Total from Investment Operations...........................       .65              .16
Less Distributions from Net Investment Income..............       .13              .03
                                                               ------           ------
NET ASSET VALUE, END OF THE PERIOD.........................    $ 8.81           $ 8.29
                                                               ======           ======

Total Return (a)...........................................     7.83%*           2.02%*
Net Assets at End of the Period (In millions)..............    $256.2           $246.1
Ratio of Expenses to Average Net Assets....................     1.64%            1.56%
Ratio of Net Investment Income to Average Net Assets.......     3.55%            3.89%
Portfolio Turnover (b).....................................       41%*             49%

(a) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period and tender of all shares at the end of the period indicated, excluding payment of the 1% imposed on most shares accepted by the Fund for repurchase which have been held for less than one year. If the early withdrawal charge was included, total return would be lower.

(b) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(c) Based on average shares outstanding.

*   Non-annualized

 30                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

January 31, 2004 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Senior Loan Fund (the "Fund") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund invests primarily in adjustable rate Senior Loans. Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund commenced investment operations on October 4, 1989. In June 2003, the Fund completed a transaction in which it redesignated its shares issued before June 13, 2003 as Class B Shares and issued new Class C Shares to the shareholders of Van Kampen Senior Floating Rate Fund in exchange for the assets and liabilities of that fund. Effective November 30, 2003, the Fund's investment adviser, Van Kampen Investment Advisory Corp. merged into Van Kampen Asset Management.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The Fund's Senior Loans are valued by the Fund following valuation guidelines established and periodically reviewed by the Fund's Board of Trustees. Under the valuation guidelines, Senior Loans for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the "Adviser") by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until the next interest rate redetermination and the maturity of such Senior Loans. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Fund's portfolio. The fair value of Senior Loans are reviewed and approved by the Fund's Valuation Committee and Board of Trustees.

    Equity securities are valued on the basis of prices furnished by pricing services or at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

    Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment. The Fund may invest in repurchase

NOTES TO
FINANCIAL STATEMENTS

January 31, 2004 (Unaudited)

agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

B. SECURITY TRANSACTIONS Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Facility fees on senior loans purchased are treated as market discounts. Market premiums are amortized and discounts are accreted over the stated life of each applicable senior loan, note or other fixed-income security.

    Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are earned as compensation for agreeing to changes in loan agreements. Income, expenses and realized and unrealized gains or losses are allocated on a pro-rata basis to each class of shares except for service fees, which are applicable only to Class C shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $727,526,397, which will expire between July 31, 2004 and July 31, 2011. Of this amount, $3,643,444 will expire on July 31, 2004.

    At January 31, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $2,166,561,372
                                                              ==============
Gross tax unrealized appreciation...........................      56,079,661
Gross tax unrealized depreciation...........................    (171,609,259)
                                                              --------------
Net tax unrealized depreciation on investments..............  $ (115,529,598)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

NOTES TO
FINANCIAL STATEMENTS

January 31, 2004 (Unaudited)

    The tax character of distributions paid during the year ended July 31, 2003 was as follows:

                                                                 2003
Distributions paid from:
  Ordinary income...........................................  $81,734,653
  Return of Capital.........................................    7,501,943
                                                              -----------
                                                              $89,236,596
                                                              ===========

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses related to wash sale transactions.

F. CREDITS EARNED ON CASH BALANCES During the six months ended January 31, 2004, the Fund's custody fee was reduced by $14,153 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $4.0 billion..........................................     .950%
Next $3.5 billion...........................................     .900%
Next $2.5 billion...........................................     .875%
Over $10 billion............................................     .850%

    In addition, the Fund will pay a monthly administrative fee to Van Kampen Funds Inc., the Fund's Administrator, at an annual rate of .25% of the average daily net assets of the Fund. The administrative services provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund's portfolio and providing certain services to the holders of the Fund's securities.

    For the six months ended January 31, 2004, the Fund recognized expenses of approximately $244,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a Trustee of the Fund is an affiliated person.

    Under a Legal Services agreement, the Adviser provides legal services to the Fund. The Adviser allocates the cost of such services to each Fund. For the six months ended January 31, 2004, the Fund recognized expenses of approximately $38,000 representing Van Kampen Investments Inc.'s or its affiliates (collectively "Van Kampen") cost of providing legal services to the Fund, which are reported as "Legal" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the six months ended January 31, 2004, the

NOTES TO
FINANCIAL STATEMENTS

January 31, 2004 (Unaudited)

Fund recognized expenses for these services of approximately $986,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and Trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or Trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its Trustees who are not officers of Van Kampen. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each Trustee's years of service to the Fund. The maximum annual benefit per Trustee under the plan is $2,500.

    During the period, the Fund owned shares of the following affiliated companies. Affiliated companies are defined by the Investment Company Act of 1940, as amended, as those companies in which a Fund holds 5% or more of the outstanding voting securities.

                                                         INTEREST/      MARKET
                                PAR/        REALIZED      DIVIDEND       VALUE
NAME                           SHARES*     GAIN/(LOSS)     INCOME       1/31/04        COST
American Blind & Wallpaper
  Factory, Inc.--Term
  Loan.....................  $   624,620   $      -0-    $   42,663   $   624,620   $   624,620
Aspen Marketing Group--
  Term Loan................  $ 2,508,426    1,003,370        61,291     1,316,923     2,508,426
Aspen Marketing
  Group--Revolver..........  $ 7,464,434      124,407       194,788     3,918,828     4,636,243
Aspen Marketing Group--
  Common Shares............      166,871          -0-           -0-           -0-     3,865,366
Chart Industries, Inc.--
  Term Loan................  $ 7,494,188     (157,858)       33,688     7,428,614     9,137,754
Chart Industries, Inc.--
  Common Shares............      345,454          -0-           -0-     9,672,712     7,339,580
DecorateToday.com--Common
  Shares...................      198,600          -0-           -0-     2,778,414     3,505,909
Imperial Home Decor Group,
  Inc.--Term Loan..........  $ 5,044,842          -0-           -0-       126,121     5,015,112
Imperial Home Decor Group,
  Inc.--Common Shares......    1,816,143          -0-           -0-           -0-     1,852,465
Imperial Home Decor Realty,
  Inc.--Common Shares......    1,816,143          -0-           -0-           -0-           -0-
London Fog Industries,
  Inc.--Common Shares......      515,922          -0-     1,960,504     9,544,557    33,576,536
Neoplan USA
  Corp.--Revolver..........  $   900,000          -0-         4,324       900,000       900,000
Neoplan USA Corp.--Common
  Shares...................        8,517          -0-           -0-            85            85

NOTES TO
FINANCIAL STATEMENTS

January 31, 2004 (Unaudited)

                                                         INTEREST/      MARKET
                                PAR/        REALIZED      DIVIDEND       VALUE
NAME                           SHARES*     GAIN/(LOSS)     INCOME       1/31/04        COST
Neoplan USA Corp.--
  Preferred Shares.........        2,262   $      -0-    $      -0-   $ 1,072,776   $ 1,074,522
NATG Holdings LLC--Term
  Loan.....................  $ 6,812,206      375,201       214,481     1,516,504     2,611,742
NATG Holdings LLC--
  Revolver.................  $ 4,330,904          -0-        72,644     2,490,270     3,418,256
Orius Corp.--Common
  Shares...................    1,211,236          -0-           -0-           -0-           -0-
Safelite Glass Corp.--Term
  Loan.....................  $17,889,124          -0-       450,671    17,655,079    17,849,775
Safelite Glass Corp.--
  Common Shares............      724,479          -0-           -0-     8,121,410     3,912,187
Safelite Glass Realty--
  Common Shares............       48,903          -0-       268,966           -0-           -0-
Teligent, Inc.--Common
  Shares...................          400          -0-           -0-           -0-           -0-
Trans World Entertainment
  Corp.--Common Shares.....    3,789,962          -0-           -0-    28,424,715    69,498,017

*   Shares were acquired through the restructuring of senior loan interests.

NOTES TO
FINANCIAL STATEMENTS

January 31, 2004 (Unaudited)

3. CAPITAL TRANSACTIONS

At January 31, 2004, capital aggregated $2,812,657,377 and $410,495,055 for
Classes B and C, respectively. For the six months ended January 31, 2004, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class B...................................................    1,483,277   $  12,668,853
  Class C...................................................    2,403,959      20,579,180
                                                              -----------   -------------
Total Sales.................................................    3,887,236   $  33,248,033
                                                              ===========   =============
Dividend Reinvestment:
  Class B...................................................    1,937,700   $  16,604,536
  Class C...................................................      224,021       1,918,743
                                                              -----------   -------------
Total Dividend Reinvestment.................................    2,161,721   $  18,523,279
                                                              ===========   =============
Repurchases:
  Class B...................................................  (24,064,524)  $(208,353,271)
  Class C...................................................   (3,219,741)    (27,927,502)
                                                              -----------   -------------
Total Repurchases...........................................  (27,284,265)  $(236,280,773)
                                                              ===========   =============

    At July 31, 2003, capital aggregated $2,991,737,259 and $415,924,634 for
Classes B and C, respectively. For the year ended July 31, 2003, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class B...................................................    1,819,593   $  14,406,804
  Class C...................................................   31,027,158     252,906,765
                                                              -----------   -------------
Total Sales.................................................   32,846,751   $ 267,313,569
                                                              ===========   =============
Dividend Reinvestment:
  Class B...................................................    5,643,216   $  44,419,861
  Class C...................................................       54,622         450,230
                                                              -----------   -------------
Total Dividend Reinvestment.................................    5,697,838   $  44,870,091
                                                              ===========   =============
Repurchases:
  Class B...................................................  (97,344,162)  $(762,180,622)
  Class C...................................................   (1,395,382)    (11,525,882)
                                                              -----------   -------------
Total Repurchases...........................................  (98,739,544)  $(773,706,504)
                                                              ===========   =============

    On June 13, 2003, the Fund acquired all of the assets and liabilities of the Van Kampen Senior Floating Rate Fund (the "VKSFR Fund") through a tax-free reorganization approved by VKSFR Fund shareholders on June 3, 2003. The Fund issued 30,644,607 shares of Class C valued at $249,753,514 in exchange for VKSFR Fund's net assets. Fund shares held prior to

NOTES TO
FINANCIAL STATEMENTS

January 31, 2004 (Unaudited)

the acquisition were renamed Class B Shares. The shares of the VKSFR Fund were converted into Class C shares at a ratio of 1.089 to 1. Included in these net assets was a capital loss carryforward of $88,912,248, amortization differences of $49,259,549 and wash sales of $1,603, which is included in accumulated net realized loss. Also included in these net assets was a deferred compensation balance of $102,698 and non-accrual interest income of $667,659, which are included in accumulated undistributed net investment income. Net unrealized depreciation of VKSFR Fund as of June 13, 2003 was $35,149,764. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended July 31, 2003. Combined net assets on the day of reorganization were $2,213,412,834.

4. INVESTMENT TRANSACTIONS

During the period, the costs of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $826,717,759 and $1,045,702,543, respectively.

5. TENDER OF SHARES

The Board of Trustees currently intends, each quarter, to consider authorizing the Fund to make tender offers for all or a portion of its then outstanding common shares at the net asset value of the shares on the expiration date of the tender offer. For the six months ended January 31, 2004, 27,284,265 shares were tendered and repurchased by the Fund.

6. EARLY WITHDRAWAL CHARGE

An early withdrawal charge to recover offering expenses will be imposed in connection with most Class B Shares held for less than five years and Class C Shares held less than one year which are accepted by the Fund for repurchase pursuant to tender offers. The early withdrawal charge will be payable to Van Kampen. Any early withdrawal charge which is required to be imposed will be made in accordance with the following schedule.

                                                          WITHDRAWAL            WITHDRAWAL
                                                            CHARGE                CHARGE
                                                          ----------            ----------
YEAR OF REDEMPTION                                         CLASS B               CLASS C
First...................................................     3.0%                  1.0%
Second..................................................     2.5%                   --
Third...................................................     2.0%                   --
Fourth..................................................     1.5%                   --
Fifth...................................................     1.0%                   --
Sixth and following.....................................     0.0%                   --

    For the six months ended January 31, 2004, Van Kampen received early withdrawal charges of approximately $374,600, in connection with tendered shares of the Fund.

7. COMMITMENTS/BORROWINGS

Pursuant to the terms of certain of the Senior Loan agreements, the Fund had unfunded loan commitments of approximately $69,313,100 as of January 31, 2004. The Fund generally will

NOTES TO
FINANCIAL STATEMENTS

January 31, 2004 (Unaudited)

maintain with its custodian short-term investments having an aggregate value at least equal to the amount of unfunded loan commitments.

    The Fund has entered into a revolving credit agreement for an aggregate of $300,000,000, which will terminate on November 12, 2004. The proceeds of any borrowing by the Fund under the revolving credit agreement shall be used for temporary liquidity purposes and funding of shareholder tender offers. Annual commitment fees of .13% are charged on the unused portion of the credit line. For the six months ended January 31, 2004, the Fund recognized commitment fee expenses of approximately $287,600. Borrowings under this facility will bear interest at the Eurodollar rate plus 1.00%.

8. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

    At January 31, 2004, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.

                                                              PRINCIPAL
                                                               AMOUNT      VALUE
SELLING PARTICIPANT                                             (000)      (000)
JP Morgan Chase.............................................   $4,000      $3,980
Bank of America.............................................    3,977       3,997
Goldman Sachs...............................................      573         573
                                                               ------      ------
Total.......................................................   $8,550      $8,550
                                                               ======      ======

9. SERVICE PLAN

For Class C, the Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. The Plan governs payments for personal services and/or the maintenance of shareholder accounts.

    Annual fees under the Plan of .15% (.25% maximum) of average daily net assets are accrued daily and paid quarterly for Class C. Included in the fees for the six months ended January 31, 2004, are payments made to Morgan Stanley DW Inc., an affiliate of the Advisor, or approximately $178,800.

10. LITIGATION

On September 28, 2001 and October 11, 2001, separate complaints were filed in the United States District Court for the Northern District of Illinois each by a shareholder of the Fund

NOTES TO
FINANCIAL STATEMENTS

January 31, 2004 (Unaudited)

against the Fund, the Adviser, Van Kampen Funds Inc. and certain directors and officers of the Fund. The respective complaints, framed as class actions, allege misstatements and omissions in the Fund's registration statements in violation of the federal securities laws. The separate complaints were consolidated on or about December 15, 2001, and the class was certified on or about August 26, 2002. The consolidated action is entitled Abrams et al. v. Van Kampen Funds, Inc., et al., No. 01 C 7538 (N.D. Ill., Hart J.).

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN SENIOR LOAN FUND

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 59 359
                                                 SLF SAR 3/04 13909C04-AS-3/04
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Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal
Financial Officer of the registrant is attached hereto as part of EX-99.CERT.




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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Van Kampen Senior Loan Fund
              ---------------------------------------

By: /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 19, 2004

By: /s/ John L. Sullivan
    ----------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: March 19, 2004